Prepaids and Other Current Assets - Schedule of Prepaids and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepaids and Other Current Assets [Abstract]
Security deposits	$ 190,518	$ 205,666	$ 353,737
Prepaid materials			39,458
Recoverable VAT	114,712	58,873	156,281
Other prepaid expenses	49,505	41,614	129,166
Total prepaids and other current assets	$ 735,908	$ 306,153	$ 678,642